UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21411

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Senior Floating-Rate Trust (EFR)

Semiannual Report

April 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2021

Eaton Vance

Senior Floating-Rate Trust

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Performance1,2

Portfolio Managers Craig P. Russ, Andrew N. Sveen, CFA, Catherine C. McDermott, William E. Holt, CFA and Daniel P. McElaney, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	11/28/2003	9.11%	25.40%	7.04%	6.06%
Fund at Market Price	—	20.75	42.93	8.45	4.96

S&P/LSTA Leveraged Loan Index	—	5.99%	16.10%	4.98%	4.24%

% Premium/Discount to NAV[3]

					–2.45%

Distributions[4]

Total Distributions per share for the period					$0.390
Distribution Rate at NAV					5.45%
Distribution Rate at Market Price					5.59

% Total Leverage[5]

Auction Preferred Shares (APS)					9.10%
Borrowings					27.60

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Fund Profile

Top 10 Issuers (% of total investments)6

TransDigm, Inc.	1.2%

Hyland Software, Inc.	1.1

Mallinckrodt International Finance S.A.	0.9

Virgin Media SFA Finance Limited	0.8

CenturyLink, Inc.	0.8

Informatica, LLC	0.8

Uber Technologies, Inc.	0.8

UPC Broadband Holding B.V.	0.8

Ziggo B.V.	0.8

Tibco Software, Inc.	0.7

Total	8.7%

Credit Quality (% of bonds, loans and asset-backed securities)7

Top 10 Sectors (% of total investments)6

Electronics/Electrical	15.8%

Business Equipment and Services	9.2

Health Care	8.7

Chemicals and Plastics	4.6

Drugs	4.3

Industrial Equipment	4.1

Insurance	3.9

Leisure Goods/Activities/Movies	3.8

Telecommunications	3.7

Building and Development	3.7

Total	61.8%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Included in the average annual total return at NAV for the five- and ten year periods is the impact of the tender and repurchase of a portion of the Fund’s APS at 92% and 95% of the Fund’s APS per share liquidation preference. Had these transactions not occurred, the total return at NAV would be lower for the Fund.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

[7]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

4

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Portfolio of Investments (Unaudited)

Asset-Backed Securities — 6.5%
Security	Principal Amount (000’s omitted)	Value

Allegany Park CLO, Ltd., Series 2019-1A, Class E, 6.963%, (3 mo. USD LIBOR + 6.78%), 1/20/33(1)(2)	$700	$702,952

Ares LII CLO, Ltd., Series 2019-52A, Class E, 6.734%, (3 mo. USD LIBOR + 6.55%), 4/22/31(1)(2)	750	750,460

Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 6.044%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	2,000	1,960,104

Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 7.04%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	1,150	1,152,809

Bardot CLO, Ltd., Series 2019-2A, Class E, 7.134%, (3 mo. USD LIBOR + 6.95%), 10/22/32(1)(2)	1,000	1,003,087

Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 7.204%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	750	750,818

Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class E, 6.784%, (3 mo. USD LIBOR + 6.60%), 7/15/32(1)(2)	1,000	1,000,731

Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class E, 7.084%, (3 mo. USD LIBOR + 6.90%), 10/15/32(1)(2)	1,000	1,001,003

BlueMountain CLO XXV, Ltd., Series 2019-25A, Class E, 6.884%, (3 mo. USD LIBOR + 6.70%), 7/15/32(1)(2)	1,000	1,000,980

BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class E, 7.888%, (3 mo. USD LIBOR + 7.70%), 10/20/32(1)(2)	1,500	1,506,603

Canyon Capital CLO, Ltd., Series 2019-2A, Class E, 7.334%, (3 mo. USD LIBOR + 7.15%), 10/15/32(1)(2)	400	400,765

Carlyle Global Market Strategies CLO, Ltd.:

Series 2012-3A, Class DR2, 6.686%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,200	1,139,146

Series 2015-5A, Class DR, 6.888%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	500	478,562

Cedar Funding X CLO, Ltd., Series 2019-10A, Class E, 7.188%, (3 mo. USD LIBOR + 7.00%), 10/20/32(1)(2)	1,000	1,001,453

Fort Washington CLO, Ltd., Series 2019-1A, Class E, 7.438%, (3 mo. USD LIBOR + 7.25%), 10/20/32(1)(2)	1,000	1,002,342

Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 6.829%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	1,000	983,957

Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 5.438%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,000	950,446

Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 6.126%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	250	241,634

Security	Principal Amount (000’s omitted)	Value

Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 5.938%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	$1,200	$1,112,368

Kayne CLO 5, Ltd., Series 2019-5A, Class E, 6.876%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,000	1,001,320

Kayne CLO 7, Ltd., Series 2020-7A, Class E, 6.69%, (3 mo. USD LIBOR + 6.50%), 4/17/33(1)(2)	1,150	1,155,428

Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 7.434%, (3 mo. USD LIBOR + 7.25%), 1/15/33(1)(2)	500	501,003

Madison Park Funding XXXVII, Ltd., Series 2019-37A, Class E, 6.734%, (3 mo. USD LIBOR + 6.55%), 7/15/32(1)(2)	1,000	1,001,024

Neuberger Berman Loan Advisers CLO 33, Ltd., Series 2019-33A, Class E, 6.984%, (3 mo. USD LIBOR + 6.80%), 10/16/32(1)(2)	1,000	1,002,970

Oaktree CLO, Ltd., Series 2019-3A, Class E, 6.958%, (3 mo. USD LIBOR + 6.77%), 7/20/31(1)(2)	1,000	983,327

Palmer Square CLO, Ltd.:

Series 2013-2A, Class DRR, 6.04%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	900	886,489

Series 2019-1A, Class D, 7.194%, (3 mo. USD LIBOR + 7.00%), 11/14/32(1)(2)	1,000	1,003,802

Regatta XII Funding, Ltd., Series 2019-1A, Class E, 7.034%, (3 mo. USD LIBOR + 6.85%), 10/15/32(1)(2)	500	501,645

Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 6.126%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	700	680,191

Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 7.184%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	750	751,879

Southwick Park CLO, LLC, Series 2019-4A, Class E, 6.888%, (3 mo. USD LIBOR + 6.70%), 7/20/32(1)(2)	2,000	2,002,896

Vibrant CLO X, Ltd., Series 2018-10A, Class D, 6.378%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	775	724,530

Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 6.958%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	1,000	964,511

Voya CLO, Ltd., Series 2013-1A, Class DR, 6.664%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	2,000	1,903,234

Wellfleet CLO, Ltd., Series 2020-1A, Class D, 7.424%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	1,150	1,154,487

Total Asset-Backed Securities (identified cost $34,353,926)		$34,358,956

5	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Closed-End Funds — 1.7%
Security	Shares	Value

BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$1,289,174

Invesco Senior Income Trust	361,124	1,531,166

Nuveen Credit Strategies Income Fund	365,228	2,425,114

Nuveen Floating Rate Income Fund	148,079	1,421,558

Nuveen Floating Rate Income Opportunity Fund	103,281	979,104

Voya Prime Rate Trust	299,872	1,370,415

Total Closed-End Funds (identified cost $11,040,191)		$9,016,531

Common Stocks — 1.0%
Security	Shares	Value

Aerospace and Defense — 0.1%

IAP Global Services, LLC(3)(4)(5)	55	$610,206

		$610,206

Business Equipment and Services — 0.0%(6)

Crossmark Holdings, Inc.(4)(5)	2,801	$168,060

		$168,060

Electronics / Electrical — 0.4%

Software Luxembourg Holding S.A., Class A(4)(5)	13,121	$2,296,175

		$2,296,175

Oil and Gas — 0.0%(6)

Fieldwood Energy, Inc.(3)(4)(5)	19,189	$0

Nine Point Energy Holdings, Inc.(3)(4)(5)(7)	758	0

		$0

Radio and Television — 0.3%

Clear Channel Outdoor Holdings, Inc.(4)(5)	86,335	$216,701

Cumulus Media, Inc., Class A(4)(5)	38,163	366,746

iHeartMedia, Inc., Class A(4)(5)	36,714	702,706

		$1,286,153

Retailers (Except Food and Drug) — 0.0%(6)

David’s Bridal, LLC(3)(4)(5)	22,476	$0

Phillips Pet Holding Corp.(3)(4)(5)	556	214,421

		$214,421

Security	Shares	Value

Telecommunications — 0.2%

Gee Acquisition Holdings Corp.(3)(4)(5)	45,136	$909,039

		$909,039

Total Common Stocks (identified cost $5,817,582)		$5,484,054

Convertible Preferred Stocks — 0.0%
Security	Shares	Value

Oil and Gas — 0.0%

Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(4)(5)(7)	14	$0

Total Convertible Preferred Stocks (identified cost $14,000)		$0

Corporate Bonds — 7.6%
Security	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 0.3%

Rolls-Royce PLC, 5.75%, 10/15/27(1)	$640	$687,603

TransDigm, Inc.:

4.625%, 1/15/29(1)	631	622,879

7.50%, 3/15/27	259	277,796

		$1,588,278

Automotive — 0.3%

Clarios Global, L.P., 8.50%, 5/15/27(1)	$782	$845,537

Ford Motor Co.:

4.75%, 1/15/43	230	232,283

9.00%, 4/22/25	273	333,743

		$1,411,563

Building and Development — 0.5%

Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 9/15/27(1)	$500	$531,422

Builders FirstSource, Inc.:

5.00%, 3/1/30(1)	113	120,224

6.75%, 6/1/27(1)	851	916,229

Standard Industries, Inc., 5.00%, 2/15/27(1)	597	616,402

White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(8)	531	552,498

		$2,736,775

6	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 0.5%

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	$502	$530,165

Prime Security Services Borrower, LLC/ Prime Finance, Inc.:

5.25%, 4/15/24(1)	700	748,618

5.75%, 4/15/26(1)	700	766,556

ServiceMaster Co., LLC (The), 7.45%, 8/15/27	394	462,383

		$2,507,722

Cable and Satellite Television — 0.4%

Altice France S.A., 8.125%, 2/1/27(1)	$597	$655,208

CCO Holdings, LLC/CCO Holdings Capital Corp.:

4.25%, 2/1/31(1)	209	209,261

4.75%, 3/1/30(1)	283	295,735

5.75%, 2/15/26(1)	22	22,801

CSC Holdings, LLC:

4.125%, 12/1/30(1)	200	199,250

5.25%, 6/1/24	10	10,846

5.75%, 1/15/30(1)	491	522,608

5.875%, 9/15/22	15	15,775

DISH DBS Corp., 6.75%, 6/1/21	14	14,035

TEGNA, Inc., 5.00%, 9/15/29	51	53,000

Ziggo Bond Co., B.V., 6.00%, 1/15/27(1)	329	344,422

		$2,342,941

Commercial Services — 0.2%

AMN Healthcare, Inc., 4.625%, 10/1/27(1)	$500	$517,188

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	400	417,000

		$934,188

Conglomerates — 0.0%(6)

Spectrum Brands, Inc.:

5.00%, 10/1/29(1)	$18	$19,080

5.75%, 7/15/25	5	5,153

		$24,233

Containers and Glass Products — 0.0%(6)

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 8/15/26(1)	$200	$206,000

		$206,000

Security	Principal Amount (000’s omitted)	Value

Distribution & Wholesale — 0.0%(6)

Performance Food Group, Inc., 5.50%, 10/15/27(1)	$63	$66,507

		$66,507

Drugs — 0.2%

AdaptHealth, LLC, 6.125%, 8/1/28(1)	$115	$121,037

Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	128	142,720

Bausch Health Companies, Inc., 7.00%, 1/15/28(1)	687	748,006

		$1,011,763

Ecological Services and Equipment — 0.2%

GFL Environmental, Inc.:

3.50%, 9/1/28(1)	$213	$205,572

8.50%, 5/1/27(1)	525	575,859

		$781,431

Electronics / Electrical — 0.2%

LogMeIn, Inc., 5.50%, 9/1/27(1)	$1,000	$1,043,630

Sensata Technologies, Inc., 4.375%, 2/15/30(1)	42	43,990

		$1,087,620

Financial Intermediaries — 0.3%

Ford Motor Credit Co., LLC, 5.125%, 6/16/25	$892	$975,536

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26	597	630,312

JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(9)(10)	80	88,950

		$1,694,798

Food Products — 0.2%

Del Monte Foods, Inc., 11.875%, 5/15/25(1)	$1,000	$1,140,950

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	143	157,480

		$1,298,430

Food / Drug Retailers — 0.2%

Fresh Market, Inc. (The), 9.75%, 5/1/23(1)	$1,175	$1,208,047

		$1,208,047

Health Care — 0.4%

Centene Corp.:

2.50%, 3/1/31	$251	$240,333

3.00%, 10/15/30	450	447,188

3.375%, 2/15/30	77	77,385

7	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)

HCA, Inc.:

5.625%, 9/1/28	$300	$350,250

5.875%, 2/15/26	17	19,550

Molina Healthcare, Inc., 3.875%, 11/15/30(1)	225	232,031

MPH Acquisition Holdings, LLC, 5.75%, 11/1/28(1)	222	219,207

Tenet Healthcare Corp., 6.75%, 6/15/23	225	245,981

		$1,831,925

Industrial Equipment — 0.0%(6)

Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	$36	$36,019

		$36,019

Insurance — 0.1%

AssuredPartners, Inc., 7.00%, 8/15/25(1)	$375	$383,625

		$383,625

Internet Software & Services — 0.1%

Netflix, Inc., 5.375%, 11/15/29(1)	$434	$515,918

		$515,918

Leisure Goods / Activities / Movies — 0.2%

Carnival Corp., 6.65%, 1/15/28	$105	$112,547

Viking Cruises, Ltd.:

5.875%, 9/15/27(1)	886	869,374

6.25%, 5/15/25(1)	40	39,946

		$1,021,867

Lodging and Casinos — 0.4%

Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	$851	$858,989

MGM Resorts International, 7.75%, 3/15/22	17	17,900

Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	875	917,087

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	240	253,961

		$2,047,937

Metals / Mining — 0.1%

Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	$421	$457,311

		$457,311

Security	Principal Amount (000’s omitted)	Value

Nonferrous Metals / Minerals — 0.1%

New Gold, Inc.:

6.375%, 5/15/25(1)	$45	$46,378

7.50%, 7/15/27(1)	669	726,768

		$773,146

Oil and Gas — 0.9%

Centennial Resource Production, LLC, 6.875%, 4/1/27(1)	$373	$352,015

Colgate Energy Partners III, LLC, 7.75%, 2/15/26(1)	316	320,258

CVR Energy, Inc., 5.75%, 2/15/28(1)	400	406,000

Double Eagle III Midco 1, LLC/Double Eagle Finance Corp., 7.75%, 12/15/25(1)	350	397,101

Energy Transfer Operating, L.P., 5.875%, 1/15/24	30	33,395

Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	972	988,038

Occidental Petroleum Corp., 6.625%, 9/1/30	855	975,824

Ovintiv Exploration, Inc., 5.625%, 7/1/24	82	91,517

Ovintiv, Inc., 6.50%, 2/1/38	638	807,930

Tervita Corp., 11.00%, 12/1/25(1)	209	237,253

		$4,609,331

Packaging & Containers — 0.1%

ARD Finance S.A., 6.50%, (6.50% cash or 7.25% PIK), 6/30/27(1)(8)	$306	$320,535

		$320,535

Radio and Television — 0.7%

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	$2,975	$2,175,286

iHeartCommunications, Inc.:

6.375%, 5/1/26	208	221,585

8.375%, 5/1/27	909	976,461

Sirius XM Radio, Inc., 4.125%, 7/1/30(1)	83	83,104

Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)	302	328,425

		$3,784,861

Real Estate Investment Trusts (REITs) — 0.2%

Service Properties Trust, 3.95%, 1/15/28	$933	$864,774

		$864,774

Steel — 0.3%

Allegheny Technologies, Inc., 7.875%, 8/15/23	$629	$686,462

Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	1,000	1,015,000

		$1,701,462

8	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Telecommunications — 0.3%

Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		$250	$261,488

Digicel Holdings Bermuda, Ltd./Digicel International Finance, Ltd., 8.75%, 5/25/24(1)		550	576,813

Lumen Technologies, Inc., 6.75%, 12/1/23		40	44,228

Sprint Communications, Inc., 6.00%, 11/15/22		3	3,207

Sprint Corp.:

7.25%, 9/15/21		225	230,051

7.625%, 2/15/25		223	265,091

			$1,380,878

Utilities — 0.2%

Calpine Corp., 5.125%, 3/15/28(1)		$1,000	$1,017,605

Vistra Operations Co., LLC:

4.30%, 7/15/29(1)		31	32,638

5.00%, 7/31/27(1)		194	201,232

			$1,251,475

Total Corporate Bonds (identified cost $39,089,528)			$39,881,360

Preferred Stocks — 0.0%
Security		Shares	Value

Financial Services — 0.0%

DBI Investors, Inc., Series A-1(3)(4)(5)		1,063	$0

			$0

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Series A, 8.00% (PIK)(3)(4)(5)		625	$0

David’s Bridal, LLC, Series B, 10.00% (PIK)(3)(4)(5)		2,548	0

			$0

Total Preferred Stocks (identified cost $206,286)			$0

Senior Floating-Rate Loans — 140.4%(11)
Borrower/Description	Principal Amount* (000’s omitted)		Value

Aerospace and Defense — 3.2%

Aernnova Aerospace S.A.U.:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	102	$115,522

Borrower/Description	Principal Amount* (000’s omitted)		Value

Aerospace and Defense (continued)

Aernnova Aerospace S.A.U.: (continued)

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	398	$450,537

AI Convoy (Luxembourg) S.a.r.l.:

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	400	481,171

Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 1/17/27(12)		668	668,877

Dynasty Acquisition Co., Inc.:

Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 4/6/26		1,012	986,000

Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 4/6/26		1,881	1,833,328

IAP Worldwide Services, Inc.:

Revolving Loan, 0.75%, 7/18/23(13)		311	311,170

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(3)		401	327,310

Spirit Aerosystems, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 1/15/25		424	427,912

TransDigm, Inc.:

Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 8/22/24		2,494	2,468,332

Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 12/9/25		7,238	7,157,798

WP CPP Holdings, LLC, Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), 4/30/25(12)		1,857	1,806,422

			$17,034,379

Air Transport — 1.1%

JetBlue Airways Corporation, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/17/24		2,888	$2,966,231

Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		750	801,328

SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27		2,025	2,131,734

			$5,899,293

Automotive — 5.3%

Adient US, LLC, Term Loan, 3.61%, (1 mo. USD LIBOR + 3.50%), 4/8/28		950	$950,742

American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24		2,038	2,031,882

Autokiniton US Holdings, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28		1,250	1,262,500

Belron Finance US, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28		925	922,399

9	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Automotive (continued)

Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24		1,469	$1,127,993

Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(12)		1,306	1,289,798

Clarios Global L.P., Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 4/30/26		3,337	3,307,186

Dayco Products, LLC, Term Loan, 4.44%, (3 mo. USD LIBOR + 4.25%), 5/19/23		987	903,938

Garrett LX I S.a.r.l.:

Term Loan, 3/5/28(14)		725	721,375

Term Loan, 3/5/28(14)	EUR	1,500	1,794,358

Gates Global, LLC:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 4/1/24	EUR	840	1,008,601

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 3/31/27		3,350	3,343,832

Les Schwab Tire Centers, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/2/27		2,618	2,627,165

Tenneco, Inc., Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 10/1/25		3,397	3,325,238

Thor Industries, Inc., Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 2/1/26		991	994,088

TI Group Automotive Systems, LLC, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 12/16/26	EUR	448	541,755

Truck Hero, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/31/28		1,225	1,224,158

Wheel Pros, LLC, Term Loan, 4/23/28(14)		825	825,516

			$28,202,524

Beverage and Tobacco — 0.6%

Arterra Wines Canada, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/24/27		998	$999,058

City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28		850	853,188

Triton Water Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/31/28		1,350	1,347,227

			$3,199,473

Brokerage / Securities Dealers / Investment Houses — 1.0%

Advisor Group, Inc., Term Loan, 4.613%, (1 mo. USD LIBOR + 4.50%), 7/31/26		3,171	$3,174,260

Hudson River Trading, LLC, Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 3/20/28		2,100	2,084,250

			$5,258,510

Borrower/Description	Principal Amount* (000’s omitted)	Value

Building and Development — 5.3%

ACProducts, Inc., Term Loan, 7.50%, (3 mo. USD LIBOR + 6.50%, Floor 1.00%), 8/18/25	390	$399,709

Advanced Drainage Systems, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 7/31/26	204	204,266

American Builders & Contractors Supply Co., Inc., Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 1/15/27	2,266	2,250,826

American Residential Services, LLC, Term Loan, 4.25%, (2 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27	574	574,638

APi Group DE, Inc.:

Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 10/1/26	1,383	1,377,747

Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 10/1/26	299	297,878

Beacon Roofing Supply, Inc., Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 1/2/25	306	305,664

Brookfield Property REIT, Inc., Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 8/27/25	926	881,095

Core & Main L.P., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/1/24(12)	1,042	1,039,546

Cornerstone Building Brands, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/12/28	850	844,687

CP Atlas Buyer, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27	1,150	1,148,204

CPG International, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24	1,063	1,061,868

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 8/21/25	5,279	5,164,791

Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/3/28	1,250	1,241,295

MI Windows and Doors, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/18/27	474	475,342

Northstar Group Services, Inc., Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/9/26	1,267	1,274,950

Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27	675	672,469

Quikrete Holdings, Inc., Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 2/1/27	1,949	1,932,550

RE/MAX International, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 12/15/23	1,784	1,783,589

Realogy Group, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/8/25	126	124,903

Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24	1,062	1,060,898

10	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Building and Development (continued)

White Cap Buyer, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/19/27		2,164	$2,167,101

WireCo WorldGroup, Inc.:

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/30/23		843	829,817

Term Loan - Second Lien, 10.00%, (6 mo. USD LIBOR + 9.00%, Floor 1.00%), 9/30/24		1,175	1,082,469

			$28,196,302

Business Equipment and Services — 14.2%

Adevinta ASA:

Term Loan, 4/20/28(14)		300	$300,328

Term Loan, 4/20/28(14)	EUR	1,150	1,385,673

Adtalem Global Education, Inc., Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 4/11/25		365	363,168

AlixPartners, LLP:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	500	600,890

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28		1,550	1,544,725

Allied Universal Holdco, LLC, Term Loan, 4.363%, (1 mo. USD LIBOR + 4.25%), 7/10/26		1,679	1,678,016

AppLovin Corporation, Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 8/15/25		3,724	3,719,271

Asplundh Tree Expert, LLC, Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 9/7/27		1,144	1,141,746

Belfor Holdings, Inc., Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 4/6/26		491	492,785

Blitz 20-487 GmbH, Term Loan, 2/12/28(14)	EUR	750	901,437

Bracket Intermediate Holding Corp., Term Loan, 4.444%, (3 mo. USD LIBOR + 4.25%), 9/5/25		853	852,592

Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24		505	492,093

Camelot U.S. Acquisition 1 Co., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		1,122	1,124,712

Cardtronics USA, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 6/29/27		546	547,410

CCC Information Services, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 4/29/24		2,940	2,944,657

Ceridian HCM Holding, Inc., Term Loan, 2.587%, (1 week USD LIBOR + 2.50%), 4/30/25		896	882,129

CM Acquisition Co., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 7/26/23		148	146,893

CoreLogic, Inc., Term Loan, 4/13/28(14)		5,575	5,554,094

Borrower/Description	Principal Amount* (000’s omitted)		Value

Business Equipment and Services (continued)

Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27		2,010	$2,016,931

EAB Global, Inc., Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), 11/15/24(12)		1,237	1,236,234

Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28		3,075	3,056,741

First Advantage Holdings, LLC, Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 1/31/27		2,077	2,060,671

Garda World Security Corporation, Term Loan, 4.36%, (1 mo. USD LIBOR + 4.25%), 10/30/26		1,408	1,412,298

Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		2,325	2,374,406

Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		848	850,949

IG Investment Holdings, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 5/23/25		2,543	2,546,978

IRI Holdings, Inc., Term Loan, 4.363%, (1 mo. USD LIBOR + 4.25%), 12/1/25		1,955	1,955,000

Ivanti Software, Inc.:

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		725	715,031

Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/1/27		2,650	2,642,270

KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26		591	584,105

KUEHG Corp.:

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25		2,908	2,876,364

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 8/22/25		400	387,667

LGC Group Holdings, Ltd., Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	475	565,001

Loire Finco Luxembourg S.a.r.l., Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 4/21/27		323	318,537

Magnite, Inc., Term Loan, 3/31/28(14)		725	723,188

MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/28/28		475	473,346

Monitronics International, Inc., Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), 3/29/24		1,408	1,383,746

Nielsen Consumer, Inc.:

Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 3/6/28	EUR	400	482,102

Term Loan, 4.111%, (1 mo. USD LIBOR + 4.00%), 3/6/28		750	749,453

11	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Business Equipment and Services (continued)

Packaging Coordinators Midco, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/30/27		1,150	$1,151,258

PGX Holdings, Inc., Term Loan, 10.50%, (12 mo. USD LIBOR + 9.50%, Floor 1.00%), 6.25% cash, 4.25% PIK, 9/29/23		698	666,211

Pike Corporation, Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), 1/21/28		475	473,728

Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(12)		2,039	2,038,213

Rockwood Service Corporation, Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 1/23/27		458	460,319

Sabre GLBL, Inc.:

Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 2/22/24		920	910,668

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/17/27		399	403,239

SMG US Midco 2, Inc., Term Loan, 2.664%, (USD LIBOR + 2.50%), 1/23/25(12)		218	209,567

Sotheby’s, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 1/15/27		590	596,760

Speedster Bidco GmbH, Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 3/31/27	EUR	2,125	2,539,345

Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/1/28		4,250	4,237,097

team.blue Finco S.a.r.l.:

Term Loan, 3/8/28(14)	EUR	73	87,526

Term Loan, 3/18/28(14)	EUR	1,277	1,531,707

Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 2.625%, (3 mo. EURIBOR + 2.625%), 7/15/25	EUR	739	886,266

Tempo Acquisition, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/2/26		1,572	1,573,304

Vestcom Parent Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 12/19/23		728	727,615

West Corporation:

Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 10/10/24(12)		316	306,818

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24		1,040	1,017,167

Zephyr Bidco Limited, Term Loan, 4.796%, (3 mo. GBP LIBOR + 4.75%), 7/23/25	GBP	700	956,722

			$74,857,167

Cable and Satellite Television — 5.4%

Altice France S.A.:

Term Loan, 3.871%, (3 mo. USD LIBOR + 3.69%), 1/31/26		729	$725,026

Borrower/Description	Principal Amount* (000’s omitted)		Value

Cable and Satellite Television (continued)

Altice France S.A.: (continued)

Term Loan, 4.198%, (3 mo. USD LIBOR + 4.00%), 8/14/26		1,127	$1,125,916

CSC Holdings, LLC:

Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 7/17/25		3,415	3,388,137

Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 4/15/27		1,219	1,214,593

Numericable Group S.A.:

Term Loan, 2.936%, (3 mo. USD LIBOR + 2.75%), 7/31/25		1,776	1,744,032

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	432	512,673

Telenet Financing USD, LLC, Term Loan, 2.115%, (1 mo. USD LIBOR + 2.00%), 4/30/28		3,725	3,680,185

UPC Broadband Holding B.V.:

Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 4/30/28		825	813,553

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	725	868,498

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/31/29	EUR	1,650	1,988,671

Term Loan, 3.607%, (1 mo. USD LIBOR + 3.50%), 1/31/29		2,904	2,904,752

Virgin Media Bristol, LLC:

Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 1/31/28		4,200	4,170,600

Term Loan, 1/31/29(14)		1,175	1,174,896

Virgin Media SFA Finance Limited, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 1/31/29	EUR	1,200	1,437,790

Ziggo B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	2,200	2,633,613

			$28,382,935

Chemicals and Plastics — 7.4%

Aruba Investments, Inc.:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 11/24/27	EUR	500	$603,379

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/24/27		725	725,906

Atotech B.V.:

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 3/18/28	EUR	325	388,533

Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/18/28		1,025	1,019,875

Axalta Coating Systems US Holdings, Inc., Term Loan, 1.953%, (3 mo. USD LIBOR + 1.75%), 6/1/24		2,234	2,223,468

12	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Chemicals and Plastics (continued)

Charter NEX US, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27		449	$451,057

Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	563	676,306

CPC Acquisition Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27		775	767,734

Emerald Performance Materials, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 8/12/25		359	359,486

Ferro Corporation:

Term Loan, 2.453%, (3 mo. USD LIBOR + 2.25%), 2/14/24		141	140,952

Term Loan, 2.453%, (3 mo. USD LIBOR + 2.25%), 2/14/24		144	144,016

Term Loan, 2.453%, (3 mo. USD LIBOR + 2.25%), 2/14/24		185	184,462

Flint Group GmbH, Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23(12)		140	137,103

Flint Group US, LLC, Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23(12)		847	829,362

Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27		740	739,921

H.B. Fuller Company, Term Loan, 2.116%, (1 mo. USD LIBOR + 2.00%), 10/20/24		1,058	1,057,328

Hexion, Inc.:

Term Loan, 3.71%, (3 mo. USD LIBOR + 3.50%), 7/1/26		712	712,906

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/1/26	EUR	1,450	1,749,799

Illuminate Buyer, LLC, Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 6/30/27		773	768,714

INEOS 226 Limited, Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 1/29/26	EUR	2,275	2,720,589

INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	175	210,306

INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		202	202,938

INEOS Finance PLC, Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	1,378	1,651,897

INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26		2,525	2,518,688

Lonza Group AG, Term Loan, 4/29/28(14)		1,375	1,371,563

LSF11 Skyscraper Holdco S.a.r.l.:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	1,500	1,800,960

Borrower/Description	Principal Amount* (000’s omitted)		Value

Chemicals and Plastics (continued)

LSF11 Skyscraper Holdco S.a.r.l.: (continued)

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 9/29/27		625	$625,000

Messer Industries GmbH, Term Loan, 2.703%, (3 mo. USD LIBOR + 2.50%), 3/1/26		1,341	1,328,977

Minerals Technologies, Inc., Term Loan, 3.00%, (USD LIBOR + 2.25%, Floor 0.75%), 2/14/24(12)		703	705,199

Momentive Performance Materials, Inc., Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), 5/15/24		418	413,822

PMHC II, Inc., Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25		1,570	1,517,461

PQ Corporation:

Term Loan, 2.436%, (3 mo. USD LIBOR + 2.25%), 2/7/27		1,495	1,488,185

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 2/7/27		1,449	1,450,916

Pregis TopCo Corporation, Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 7/31/26		593	591,111

Rohm Holding GmbH, Term Loan, 4.978%, (6 mo. USD LIBOR + 4.75%), 7/31/26		370	370,687

Solenis Holdings, LLC, Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/26/25	EUR	249	300,349

Starfruit Finco B.V.:

Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 10/1/25		1,412	1,395,885

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 10/1/25	EUR	401	481,658

Tronox Finance, LLC, Term Loan, 2.657%, (3 mo. USD LIBOR + 2.50%), 3/13/28		2,075	2,061,291

Univar, Inc., Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 7/1/24		1,763	1,763,209

Venator Materials Corporation, Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 8/8/24		362	357,125

			$39,008,123

Conglomerates — 0.0%(6)

Penn Engineering & Manufacturing Corp., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/27/24		167	$167,105

			$167,105

Containers and Glass Products — 2.3%

BWAY Holding Company, Term Loan, 3.443%, (3 mo. USD LIBOR + 3.25%), 4/3/24		2,393	$2,315,695

Flex Acquisition Company, Inc.:

Term Loan, 3.452%, (3 mo. USD LIBOR + 3.25%), 6/29/25		1,378	1,359,290

13	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Containers and Glass Products (continued)

Flex Acquisition Company, Inc.: (continued)

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/23/28		2,626	$2,602,009

Libbey Glass, Inc., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/12/25		780	774,593

Proampac PG Borrower, LLC, Term Loan, 5.00%, (USD LIBOR + 4.00%, Floor 1.00%), 11/3/25(12)		400	401,375

Reynolds Group Holdings, Inc.:

Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 2/5/23		1,954	1,952,315

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 2/5/26		1,421	1,410,925

TricorBraun Holdings, Inc.:

Term Loan, 1.696%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28(13)		115	113,858

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28		510	506,194

Trident TPI Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/17/24		533	530,733

			$11,966,987

Cosmetics / Toiletries — 0.2%

Kronos Acquisition Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26		1,297	$1,281,216

			$1,281,216

Drugs — 6.8%

Aenova Holding GmbH, Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), 3/6/25	EUR	200	$241,903

Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		820	843,431

Albany Molecular Research, Inc.:

Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), 8/30/24(12)		772	773,930

Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 8/30/24(12)		249	250,310

Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/9/26		346	345,541

Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25		3,336	3,280,971

Arbor Pharmaceuticals, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 7/5/23		788	777,102

Bausch Health Companies, Inc., Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 6/2/25		4,565	4,563,856

Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26		299	300,045

Borrower/Description	Principal Amount* (000’s omitted)		Value

Drugs (continued)

Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28		786	$787,965

Grifols Worldwide Operations USA, Inc., Term Loan, 2.087%, (1 week USD LIBOR + 2.00%), 11/15/27		4,088	4,046,439

Horizon Therapeutics USA, Inc.:

Term Loan, 2.125%, (1 mo. USD LIBOR + 2.00%), 5/22/26		2,008	2,004,553

Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/15/28		2,150	2,145,072

Jazz Financing Lux S.a.r.l., Term Loan, 4/22/28(14)		1,775	1,781,213

Mallinckrodt International Finance S.A.:

Term Loan, 5.50%, (6 mo. USD LIBOR + 4.75%, Floor 0.75%), 9/24/24		4,823	4,735,312

Term Loan, 5.75%, (6 mo. USD LIBOR + 5.00%, Floor 0.75%), 2/24/25		2,745	2,685,205

Nidda Healthcare Holding AG, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	575	686,973

PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28		5,400	5,399,325

			$35,649,146

Ecological Services and Equipment — 0.5%

EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25		1,804	$1,798,829

GFL Environmental, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25		50	49,949

TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27		574	574,160

US Ecology Holdings, Inc., Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 11/1/26		247	247,235

			$2,670,173

Electronics / Electrical — 24.6%

Allegro Microsystems, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/30/27		44	$44,175

Applied Systems, Inc.:

Term Loan, 3.524%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 9/19/24		2,000	1,994,688

Term Loan - Second Lien, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 9/19/25		2,424	2,456,107

Aptean, Inc., Term Loan, 4.363%, (1 mo. USD LIBOR + 4.25%), 4/23/26		687	687,194

AQA Acquisition Holding, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 3/3/28		900	900,375

14	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Electronics / Electrical (continued)

Astra Acquisition Corp., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 3/1/27		794	$799,955

Banff Merger Sub, Inc.:

Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 10/2/25		3,486	3,473,023

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	269	324,340

Barracuda Networks, Inc., Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 10/30/28		425	433,500

Buzz Merger Sub, Ltd., Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 1/29/27		545	541,437

Cambium Learning Group, Inc., Term Loan, 4.703%, (3 mo. USD LIBOR + 4.50%), 12/18/25		1,303	1,307,604

Celestica, Inc., Term Loan, 2.611%, (1 mo. USD LIBOR + 2.50%), 6/27/25		189	188,264

CentralSquare Technologies, LLC, Term Loan, 3.953%, (3 mo. USD LIBOR + 3.75%), 8/29/25		806	772,164

Cloudera, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/22/27		623	622,073

Cohu, Inc., Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 10/1/25		491	487,971

CommScope, Inc., Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 4/6/26		1,675	1,665,997

Concorde Midco, Ltd., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	525	632,463

Constant Contact, Inc.:

Term Loan, 4.75%, 2/10/28(13)		397	396,066

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28		1,478	1,474,246

Cornerstone OnDemand, Inc., Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 4/22/27		1,438	1,437,693

CPI International, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/26/24		592	590,864

Delta TopCo, Inc.:

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		1,450	1,452,417

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.25%, Floor 0.75%), 12/1/28		2,025	2,075,625

E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/29/27		875	875,000

ECI Macola Max Holdings, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27		1,122	1,125,343

Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24		1,592	1,594,953

Energizer Holdings, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/22/27		1,100	1,097,152

Borrower/Description	Principal Amount* (000’s omitted)		Value

Electronics / Electrical (continued)

Epicor Software Corporation:

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27		4,691	$4,690,715

Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), 7/31/28		850	875,765

EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24		460	459,563

Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24		5,323	5,240,211

Fiserv Investment Solutions, Inc., Term Loan, 4.189%, (3 mo. USD LIBOR + 4.00%), 2/18/27		546	547,467

Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27		5,918	5,928,048

GlobalLogic Holdings, Inc.:

Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 8/1/25		406	406,602

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 9/14/27		746	748,271

Go Daddy Operating Company, LLC, Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 8/10/27		1,117	1,110,893

Hyland Software, Inc.:

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24		5,767	5,780,813

Term Loan - Second Lien, 7.00%, (1 mo. USD LIBOR + 6.25%, Floor 0.75%), 7/7/25		3,630	3,647,017

Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26		597	598,579

Imprivata, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/1/27		1,175	1,176,469

Informatica, LLC:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/25/27	EUR	272	325,778

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 2/25/27		5,841	5,795,370

Term Loan - Second Lien, 7.125%, 2/25/25(15)		500	511,875

Liftoff Mobile, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 3/17/28		499	496,568

LogMeIn, Inc., Term Loan, 4.86%, (1 mo. USD LIBOR + 4.75%), 8/31/27		1,870	1,869,978

MA FinanceCo., LLC:

Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 6/21/24		452	447,354

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 6/5/25	EUR	687	838,527

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		1,717	1,729,350

Marcel LUX IV S.a.r.l., Term Loan, 4.75%, (2 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27		449	449,436

15	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

MaxLinear, Inc., Term Loan, 4.359%, (1 mo. USD LIBOR + 4.25%), 7/31/23	895	$894,777

Mirion Technologies, Inc., Term Loan, 4.203%, (3 mo. USD LIBOR + 4.00%), 3/6/26	1,188	1,191,289

NCR Corporation, Term Loan, 2.69%, (3 mo. USD LIBOR + 2.50%), 8/28/26	1,468	1,456,712

Panther Commercial Holdings L.P., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28	600	600,187

PointClickCare Technologies, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27	625	625,391

ProQuest, LLC, Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 10/23/26	1,821	1,805,309

Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28	1,475	1,465,966

RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	2,350	2,342,494

Recorded Books, Inc., Term Loan, 4.111%, (1 mo. USD LIBOR + 4.00%), 8/29/25	2,300	2,302,181

Renaissance Holding Corp.:

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 5/30/25	1,790	1,769,136

Term Loan - Second Lien, 7.113%, (1 mo. USD LIBOR + 7.00%), 5/29/26	175	175,365

Riverbed Technology, Inc., Term Loan - Second Lien, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, 12/31/26	23	18,073

Seattle Spinco, Inc., Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 6/21/24	3,050	3,021,095

SkillSoft Corporation:

Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 12/27/24	423	434,781

Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 4/27/25	1,397	1,396,543

Skopima Merger Sub, Inc., Term Loan, 4/30/28(14)	1,100	1,097,593

SolarWinds Holdings, Inc., Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 2/5/24	1,838	1,816,191

Solera, LLC, Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 3/3/23	2,626	2,617,936

Sophia L.P., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/7/27	424	424,379

SurveyMonkey, Inc., Term Loan, 3.84%, (1 week USD LIBOR + 3.75%), 10/10/25	1,019	1,017,601

Symplr Software, Inc., Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27	800	802,800

Tech Data Corporation, Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 6/30/25	1,119	1,124,412

Borrower/Description	Principal Amount* (000’s omitted)		Value

Electronics / Electrical (continued)

Thoughtworks, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/23/28		425	$424,168

Tibco Software, Inc.:

Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), 6/30/26		4,938	4,922,113

Term Loan - Second Lien, 7.37%, (1 mo. USD LIBOR + 7.25%), 3/3/28		1,250	1,268,360

TTM Technologies, Inc., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 9/28/24		139	139,045

Uber Technologies, Inc.:

Term Loan, 3.606%, (1 mo. USD LIBOR + 3.50%), 4/4/25		2,557	2,558,538

Term Loan, 3.606%, (1 mo. USD LIBOR + 3.50%), 2/16/27		4,038	4,036,301

Ultimate Software Group, Inc. (The):

Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 5/4/26		1,576	1,578,832

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/4/26		4,254	4,264,720

Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 5/3/27		250	257,917

Ultra Clean Holdings, Inc., Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 8/27/25		1,299	1,301,637

Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/29/27		750	754,219

Verifone Systems, Inc., Term Loan, 4.182%, (3 mo. USD LIBOR + 4.00%), 8/20/25		1,122	1,104,936

Verisure Holding AB, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 1/15/28	EUR	775	930,482

Veritas US, Inc.:

Term Loan, 5.75%, (3 mo. EURIBOR + 4.75%, Floor 1.00%), 9/1/25	EUR	323	391,817

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25		2,512	2,536,336

VS Buyer, LLC, Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 2/28/27		1,114	1,107,254

Vungle, Inc., Term Loan, 5.607%, (1 mo. USD LIBOR + 5.50%), 9/30/26		665	668,199

			$129,770,423

Equipment Leasing — 0.7%

Avolon TLB Borrower 1 (US), LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/1/27		1,845	$1,847,052

Boels Topholding B.V., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/6/27	EUR	575	694,030

Fly Funding II S.a.r.l., Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 10/8/25		1,194	1,203,333

			$3,744,415

16	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Financial Intermediaries — 2.9%

Aretec Group, Inc., Term Loan, 4.363%, (1 mo. USD LIBOR + 4.25%), 10/1/25		4,730	$4,728,485

Citco Funding, LLC, Term Loan, 2.703%, (3 mo. USD LIBOR + 2.50%), 9/28/23		2,440	2,438,193

EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25		243	241,666

Focus Financial Partners, LLC, Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 7/3/24		2,733	2,704,301

GreenSky Holdings, LLC:

Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25		1,334	1,293,737

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/29/25		471	471,438

Guggenheim Partners, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 7/21/23		991	991,420

LPL Holdings, Inc., Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 11/12/26		1,383	1,372,780

Victory Capital Holdings, Inc., Term Loan, 2.444%, (3 mo. USD LIBOR + 2.25%), 7/1/26		943	934,209

			$15,176,229

Food Products — 3.8%

Alphabet Holding Company, Inc., Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 9/26/24		2,292	$2,293,021

B&G Foods, Inc., Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 10/10/26		381	381,577

Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24		338	329,728

CHG PPC Parent, LLC:

Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 3/31/25		462	457,895

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/31/25	EUR	2,825	3,398,478

Froneri International, Ltd.:

Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 1/29/27		2,010	1,983,434

Term Loan, 2.625%, (6 mo. EURIBOR + 2.625%), 1/29/27	EUR	1,175	1,400,283

H Food Holdings, LLC:

Term Loan, 3.801%, (1 mo. USD LIBOR + 3.69%), 5/23/25		1,658	1,647,313

Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 5/23/25		415	413,828

HLF Financing S.a.r.l., Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 8/18/25		703	701,917

JBS USA LUX S.A., Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 5/1/26		3,969	3,962,384

Borrower/Description	Principal Amount* (000’s omitted)		Value

Food Products (continued)

Nomad Foods Europe Midco Limited, Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 5/15/24		1,170	$1,161,703

Shearer’s Foods, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27		398	398,077

Simply Good Foods USA, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/7/24		318	319,823

UTZ Quality Foods, LLC, Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 1/20/28		150	149,730

Wsof I New Finco B.V., Term Loan, 3/19/28(14)	EUR	700	840,523

			$19,839,714

Food Service — 1.0%

IRB Holding Corp.:

Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 2/5/25(12)		2,046	$2,034,520

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27		2,444	2,439,293

WW International, Inc., Term Loan, 4/13/28(14)		575	576,318

			$5,050,131

Food / Drug Retailers — 0.2%

L1R HB Finance Limited:

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 8/9/24	EUR	400	$470,381

Term Loan, 5.337%, (3 mo. GBP LIBOR + 5.25%), 9/2/24	GBP	400	537,747

			$1,008,128

Forest Products — 0.5%

Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28		1,175	$1,176,836

Neenah, Inc., Term Loan, 3.50%, (2 mo. USD LIBOR + 3.00%, Floor 0.50%), 4/6/28		1,343	1,344,741

			$2,521,577

Health Care — 13.6%

Accelerated Health Systems, LLC, Term Loan, 3.608%, (1 mo. USD LIBOR + 3.50%), 10/31/25		513	$510,622

ADMI Corp., Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 4/30/25		1,629	1,613,603

Alliance Healthcare Services, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 10/24/23		704	667,720

athenahealth, Inc., Term Loan, 4.453%, (3 mo. USD LIBOR + 4.25%), 2/11/26		2,393	2,406,026

17	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Health Care (continued)

Avantor Funding, Inc.:

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.00%, Floor 1.00%), 11/21/24		264	$264,274

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), 11/8/27		399	399,798

Biogroup-LCD, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 1/28/28	EUR	225	269,284

BW NHHC Holdco, Inc., Term Loan, 5.189%, (3 mo. USD LIBOR + 5.00%), 5/15/25		2,179	2,036,872

Cano Health, LLC:

Term Loan, 5.145%, (6 mo. USD LIBOR + 4.75%, Floor 0.75%), 11/19/27(13)		347	347,589

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 11/19/27		950	951,003

CCRR Parent, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28		500	501,875

CeramTec AcquiCo GmbH, Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/7/25	EUR	1,254	1,477,700

Certara L.P., Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 8/15/24		962	963,288

Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(12)		4,469	4,469,770

CHG Healthcare Services, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/7/23		3,095	3,091,514

CryoLife, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/1/24		484	485,564

Dedalus Finance GmbH:

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 5/4/27	EUR	750	905,773

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 8/16/27	EUR	1,100	1,328,467

DuPage Medical Group Ltd., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/12/28		525	523,687

Ensemble RCM, LLC, Term Loan, 3.936%, (3 mo. USD LIBOR + 3.75%), 8/3/26		1,390	1,389,476

Envision Healthcare Corporation, Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 10/10/25		5,504	4,671,593

eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27		325	326,346

Gentiva Health Services, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 7/2/25		2,018	2,016,108

GHX Ultimate Parent Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/28/24		868	865,210

Greatbatch, Ltd., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 10/27/22		1,225	1,228,643

Hanger, Inc., Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 3/6/25		1,019	1,018,341

Borrower/Description	Principal Amount* (000’s omitted)		Value

Health Care (continued)

Inovalon Holdings, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 4/2/25		1,106	$1,098,568

Medical Solutions, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24		1,513	1,518,215

MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/7/23		2,677	2,666,626

National Mentor Holdings, Inc.:

Term Loan, 1.875%, 3/2/28(13)		214	214,034

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/18/28		65	64,774

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/18/28		1,946	1,945,761

Navicure, Inc., Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 10/22/26		1,413	1,415,010

Ortho-Clinical Diagnostics S.A.:

Term Loan, 3.361%, (1 mo. USD LIBOR + 3.25%), 6/30/25		2,679	2,678,806

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 6/30/25	EUR	396	475,942

Pacific Dental Services,LLC, Term Loan, 4/20/28(14)		550	550,859

Parexel International Corporation, Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 9/27/24		2,105	2,089,085

PetVet Care Centers, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/14/25		175	174,375

Phoenix Guarantor, Inc.:

Term Loan, 3.358%, (1 mo. USD LIBOR + 3.25%), 3/5/26		1,769	1,755,348

Term Loan, 3.61%, (1 mo. USD LIBOR + 3.50%), 3/5/26		1,424	1,416,741

Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28		1,125	1,120,781

Radiology Partners, Inc., Term Loan, 4.361%, (1 mo. USD LIBOR + 4.25%), 7/9/25		2,363	2,358,085

RadNet, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 4/22/28		1,125	1,121,718

Select Medical Corporation, Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), 3/6/25		2,578	2,563,897

Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26		625	621,875

Sound Inpatient Physicians, Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 6/27/25		438	435,929

Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26		1,150	1,152,636

Surgery Center Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 9/3/24		3,005	2,998,842

Synlab Bondco PLC, Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 7/1/27	EUR	300	359,958

18	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Health Care (continued)

Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		1,840	$1,722,520

U.S. Anesthesia Partners, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/23/24		2,365	2,333,499

US Radiology Specialists, Inc., Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 12/10/27		823	827,824

Verscend Holding Corp., Term Loan, 4.177%, (3 mo. USD LIBOR + 4.00%), 8/27/25		1,472	1,477,349

			$71,889,203

Home Furnishings — 1.0%

Mattress Firm, Inc., Term Loan, 6.25%, (6 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/26/27		829	$843,253

Serta Simmons Bedding, LLC:

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		1,066	1,081,046

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		3,526	3,384,529

			$5,308,828

Industrial Equipment — 6.6%

Aegion Corporation, Term Loan, 3/31/28(14)		525	$526,969

AI Alpine AT Bidco GmbH, Term Loan, 3.20%, (3 mo. USD LIBOR + 3.00%), 10/31/25		220	215,264

Alliance Laundry Systems, LLC, Term Loan, 4.25%, (USD LIBOR + 3.50%, Floor 0.75%), 10/8/27(12)		1,147	1,148,251

Altra Industrial Motion Corp., Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 10/1/25		541	539,354

American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28		600	596,250

Apex Tool Group, LLC, Term Loan, 6.75%, (1 mo. USD LIBOR + 5.50%, Floor 1.25%), 8/1/24		2,702	2,707,764

CFS Brands, LLC, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25		243	235,580

CPM Holdings, Inc., Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 11/17/25		2,030	2,011,401

Delachaux Group S.A.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 4/16/26	EUR	345	414,729

Term Loan, 4.686%, (3 mo. USD LIBOR + 4.50%), 4/16/26		441	439,898

DexKo Global, Inc.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 7/24/24	EUR	290	348,452

Borrower/Description	Principal Amount* (000’s omitted)		Value

Industrial Equipment (continued)

DexKo Global, Inc.: (continued)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 7/24/24	EUR	725	$871,136

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/24/24		818	818,521

DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27		623	626,555

Dynacast International, LLC:

Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 7/19/25		873	872,354

Term Loan, 10.25%, (3 mo. USD LIBOR + 9.25%, Floor 1.00%), 2/4/28		337	352,307

Engineered Machinery Holdings, Inc.:

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/19/24		1,777	1,772,767

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 7/19/24		269	268,981

Filtration Group Corporation:

Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 3/29/25		1,492	1,478,951

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	364	436,148

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/29/25		348	349,084

GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25		1,015	1,015,903

Granite Holdings US Acquisition Co., Term Loan, 4.203%, (3 mo. USD LIBOR + 4.00%), 9/30/26		1,097	1,096,060

Harsco Corporation, Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 3/5/28		425	422,476

Hayward Industries, Inc.:

Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 8/5/24		368	368,698

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/4/26		556	557,041

Hillman Group, Inc. (The):

Term Loan, 2/24/28(14)		76	75,655

Term Loan, 2/24/28(14)		374	372,601

LTI Holdings, Inc.:

Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 9/6/25		1,426	1,405,770

Term Loan, 4.863%, (1 mo. USD LIBOR + 4.75%), 7/24/26		197	194,661

Pro Mach Group, Inc., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 3/7/25(12)		845	844,414

Quimper AB, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 2/16/26	EUR	2,050	2,464,782

19	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Industrial Equipment (continued)

Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25		946	$913,831

Thermon Industries, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/30/24		222	221,813

Titan Acquisition Limited, Term Loan, 3.267%, (6 mo. USD LIBOR + 3.00%), 3/28/25		2,813	2,757,318

Vertical Midco GmbH, Term Loan, 4.478%, (6 mo. USD LIBOR + 4.25%), 7/30/27		1,219	1,222,616

Welbilt, Inc., Term Loan, 2.611%, (1 mo. USD LIBOR + 2.50%), 10/23/25		3,146	3,120,689

Zephyr German BidCo GmbH, Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 3/10/28	EUR	600	726,219

			$34,811,263

Insurance — 6.1%

Alliant Holdings Intermediate, LLC:

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 5/9/25		442	$437,182

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 5/9/25		2,275	2,252,826

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/27		447	447,791

AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28		4,264	4,226,620

AssuredPartners Capital, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/12/27		470	472,190

AssuredPartners, Inc., Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 2/12/27		1,407	1,395,879

Asurion, LLC:

Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 11/3/23		1,367	1,365,413

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 12/23/26		1,177	1,170,429

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 7/31/27		1,500	1,490,781

Term Loan - Second Lien, 5.363%, (1 mo. USD LIBOR + 5.25%), 1/31/28		1,830	1,859,280

Financiere CEP SAS, Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/18/27	EUR	500	605,258

FrontDoor, Inc., Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 8/16/25		370	369,634

Hub International Limited:

Term Loan, 3.176%, (3 mo. USD LIBOR + 3.00%), 4/25/25		3,952	3,904,713

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 4/25/25		1,728	1,729,944

Borrower/Description	Principal Amount* (000’s omitted)		Value

Insurance (continued)

NFP Corp., Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 2/15/27		3,325	$3,284,461

Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27		1,766	1,767,229

Sedgwick Claims Management Services, Inc., Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 12/31/25		1,149	1,134,086

USI, Inc.:

Term Loan, 3.203%, (3 mo. USD LIBOR + 3.00%), 5/16/24		3,215	3,184,594

Term Loan, 3.453%, (3 mo. USD LIBOR + 3.25%), 12/2/26		1,308	1,298,084

			$32,396,394

Leisure Goods / Activities / Movies — 5.9%

AMC Entertainment Holdings, Inc., Term Loan, 3.195%, (3 mo. USD LIBOR + 3.00%), 4/22/26		1,740	$1,534,566

Amer Sports Oyj, Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 3/30/26	EUR	3,300	3,963,290

Bombardier Recreational Products, Inc., Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 5/24/27		4,685	4,632,754

Carnival Corporation, Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 6/30/25		1,290	1,331,377

ClubCorp Holdings, Inc., Term Loan, 2.953%, (3 mo. USD LIBOR + 2.75%), 9/18/24		1,713	1,643,748

Crown Finance US, Inc.:

Term Loan, 2.625%, (6 mo. EURIBOR + 2.625%), 2/28/25	EUR	266	274,330

Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25		1,593	1,371,920

Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), 9/30/26		1,382	1,179,703

Term Loan, 15.45%, (3 mo. USD LIBOR + 15.25%), 7.20% cash, 8.25% PIK, 5/23/24		444	559,684

Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24		1,913	1,905,032

Etraveli Holding AB, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 8/2/24	EUR	875	1,023,039

Lindblad Expeditions, Inc.:

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		335	317,034

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		1,342	1,268,135

Match Group, Inc., Term Loan, 1.948%, (3 mo. USD LIBOR + 1.75%), 2/13/27		700	696,172

Playtika Holding Corp., Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 3/13/28		2,040	2,032,962

20	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Leisure Goods / Activities / Movies (continued)

SeaWorld Parks & Entertainment, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/24		1,651	$1,636,188

SRAM, LLC, Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 3/15/24(12)		873	871,523

Steinway Musical Instruments, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/14/25		282	279,730

Travel Leaders Group, LLC, Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 1/25/24		1,620	1,538,872

UFC Holdings, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/29/26		2,271	2,266,722

Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	615	666,480

			$30,993,261

Lodging and Casinos — 3.7%

Azelis Finance S.A., Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 11/7/25	EUR	1,825	$2,181,992

Boyd Gaming Corporation, Term Loan, 2.337%, (1 week USD LIBOR + 2.25%), 9/15/23		613	612,942

CityCenter Holdings, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/18/24		1,632	1,616,471

Golden Nugget, Inc., Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), 10/4/23		4,584	4,536,743

GVC Holdings (Gibraltar) Limited, Term Loan, 3.00%, (6 mo. USD LIBOR + 2.00%, Floor 1.00%), 3/29/24		1,019	1,016,272

GVC Holdings PLC, Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 3/29/24	EUR	1,725	2,069,874

Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		2,363	2,266,340

Sportradar Capital S.a.r.l., Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 11/22/27	EUR	500	603,097

Stars Group Holdings B.V. (The):

Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 7/10/25		1,599	1,605,737

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 7/10/25	EUR	537	648,362

VICI Properties 1, LLC, Term Loan, 1.858%, (1 mo. USD LIBOR + 1.75%), 12/20/24		2,124	2,105,545

			$19,263,375

Nonferrous Metals / Minerals — 0.4%

Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/13/25		731	$730,945

Borrower/Description	Principal Amount* (000’s omitted)			Value

Nonferrous Metals / Minerals (continued)

Rain Carbon GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/16/25	EUR	925		$1,104,435

				$1,835,380

Oil and Gas — 3.2%

Ameriforge Group, Inc., Term Loan, 8.242%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/31/23(13)		0	(16)	$33

Apergy Corporation:

Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25		118		117,851

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 6/3/27		193		196,831

Blackstone CQP Holdco L.P., Term Loan, 3.687%, (3 mo. USD LIBOR + 3.50%), 9/30/24		958		957,938

Centurion Pipeline Company, LLC:

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 9/29/25		244		243,408

Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 9/28/25		224		223,175

CITGO Holding, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23		1,164		1,132,728

CITGO Petroleum Corporation, Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24		4,576		4,598,538

Delek US Holdings, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25		569		573,757

Fieldwood Energy, LLC:

DIP Loan, 3.675%, (1 mo. USD LIBOR + 8.75%, Floor 1.00%), 8/4/21(13)		395		412,289

Term Loan, 0.00%, 4/11/22(17)		2,677		1,017,260

Matador Bidco S.a.r.l., Term Loan, 4.863%, (1 mo. USD LIBOR + 4.75%), 10/15/26		3,747		3,753,396

Prairie ECI Acquiror L.P., Term Loan, 4.863%, (1 mo. USD LIBOR + 4.75%), 3/11/26		1,105		1,077,220

PSC Industrial Holdings Corp., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/11/24		1,709		1,672,928

UGI Energy Services, LLC, Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 8/13/26		983		984,342

				$16,961,694

Publishing — 0.8%

Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28		498		$496,881

Ascend Learning, LLC:

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/12/24		1,062		1,061,690

21	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)

Ascend Learning, LLC: (continued)

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/12/24	398	$398,933

Getty Images, Inc., Term Loan, 4.613%, (1 mo. USD LIBOR + 4.50%), 2/19/26	1,571	1,562,272

LSC Communications, Inc., Term Loan, 0.00%, 9/30/22(17)	678	39,839

Nielsen Finance, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 6/4/25	626	628,507

		$4,188,122

Radio and Television — 2.3%

Cumulus Media New Holdings, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/31/26	468	$464,296

Gray Television, Inc.:

Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 2/7/24	209	207,839

Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 1/2/26	595	592,065

Hubbard Radio, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25	646	639,827

iHeartCommunications, Inc.:

Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 5/1/26	1,703	1,684,451

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 5/1/26	397	392,864

Nexstar Broadcasting, Inc.:

Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 1/17/24	1,159	1,155,467

Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 9/18/26	431	430,092

Sinclair Television Group, Inc.:

Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), 9/30/26	591	584,351

Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), 4/1/28	393	390,026

Terrier Media Buyer, Inc., Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 12/17/26	2,416	2,402,689

Univision Communications, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/15/26	3,124	3,135,380

		$12,079,347

Retailers (Except Food and Drug) — 1.9%

Apro, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 11/14/26	618	$618,689

CNT Holdings I Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/8/27	725	724,547

Borrower/Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

David’s Bridal, Inc.:

Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23	339	$304,800

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23	291	287,303

Great Outdoors Group, LLC, Term Loan, 5.00%, (6 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28	2,693	2,709,073

Harbor Freight Tools USA, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 10/19/27	1,468	1,468,792

Hoya Midco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	1,951	1,941,026

PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28	1,450	1,455,981

Phillips Feed Service, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(3)	104	82,951

Pier 1 Imports (U.S.), Inc., Term Loan, 0.00%, 4/30/22(3)(17)	87	69,618

Protective Industrial Products, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 1/20/28	550	549,656

		$10,212,436

Steel — 0.6%

Atkore International, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 12/22/23	1,154	$1,157,564

Neenah Foundry Company, Term Loan, 10.00%, (2 mo. USD LIBOR + 9.00%), 12/13/22	603	527,384

Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	825	817,286

TMS International Corp., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/14/24(12)	249	249,375

Zekelman Industries, Inc., Term Loan, 2.11%, (1 mo. USD LIBOR + 2.00%), 1/24/27	558	553,311

		$3,304,920

Surface Transport — 0.8%

Hertz Corporation (The):

DIP Loan, 6.467%, (USD LIBOR + 7.25%, Floor 1.00%), 12/31/21(12)(13)	817	$824,311

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 6/30/23	961	968,145

Kenan Advantage Group, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26	2,419	2,413,393

		$4,205,849

22	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Telecommunications — 5.6%

Avaya, Inc., Term Loan, 4.115%, (1 mo. USD LIBOR + 4.00%), 12/15/27		225	$225,598

CenturyLink, Inc., Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 3/15/27		6,764	6,693,911

Cyxtera DC Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24		1,568	1,531,869

Digicel International Finance Limited, Term Loan, 3.51%, (6 mo. USD LIBOR + 3.25%), 5/28/24		1,448	1,402,277

eircom Finco S.a.r.l., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 5/15/26	EUR	1,540	1,852,627

Gamma Infrastructure III B.V., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/9/25	EUR	1,825	2,184,506

GEE Holdings 2, LLC:

Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25		398	391,030

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 3/23/26		767	717,435

Intelsat Jackson Holdings S.A.:

DIP Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 7/13/22		1,022	1,036,157

Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23		1,750	1,783,437

Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24		1,700	1,739,047

IPC Corp., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 8/6/21(3)		1,127	934,940

Onvoy, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/10/24		1,656	1,656,414

Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23		946	934,322

Zayo Group Holdings, Inc.:

Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 3/9/27		2,285	2,266,598

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	421	505,341

Ziggo Financing Partnership, Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 4/30/28		3,475	3,444,111

			$29,299,620

Utilities — 0.9%

Brookfield WEC Holdings, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 8/1/25		1,657	$1,641,709

Calpine Construction Finance Company L.P., Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 1/15/25		862	851,073

Calpine Corporation, Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), 12/16/27		1,979	1,971,579

Borrower/Description	Principal Amount* (000’s omitted)	Value

Utilities (continued)

USIC Holdings, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 12/8/23	194	$194,001

		$4,658,362

Total Senior Floating-Rate Loans (identified cost $739,341,743)		$740,292,004

Warrants — 0.0%(6)
Security	Shares	Value

Entertainment — 0.0%(6)

Cineworld Group PLC, Exp. 11/23/25(4)(5)	139,907	$106,753

		$106,753

Health Care — 0.0%

THAIHOT Investment Company US Limited, Exp. 10/13/27(3)(4)(5)	22	$0

THAIHOT Investment Company US Limited, Exp. 10/13/27 (Contingent Warrants)(3)(4)(5)	1,198	0

		$0

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(3)(4)(5)	4,339	$0

		$0

Total Warrants (identified cost $0)		$106,753

Miscellaneous — 0.0%(6)
Security	Shares	Value

Oil and Gas — 0.0%(6)

Paragon Offshore Finance Company, Class A(3)(4)(5)	1,527	$0

Paragon Offshore Finance Company, Class B(4)(5)	764	5,157

Total Miscellaneous (identified cost $16,616)		$5,157

23	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.9%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(18)	15,455,968	$15,455,968

Total Short-Term Investments (identified cost $15,455,968)		$15,455,968

Total Investments — 160.1% (identified cost $845,335,840)		$844,600,783

Less Unfunded Loan Commitments — (0.3)%		$(1,897,754)

Net Investments — 159.8% (identified cost $843,438,086)		$842,703,029

Other Assets, Less Liabilities — (45.4)%		$(239,430,040)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (14.4)%		$(75,803,119)

Net Assets Applicable to Common Shares — 100.0%		$527,469,870

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2021, the aggregate value of these securities is $64,428,845 or 12.2% of the Trust’s net assets applicable to common shares.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2021.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(4)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(5)	Non-income producing security.

(6)	Amount is less than 0.05%.
(7)	Restricted security (see Note 7).

(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Security converts to variable rate after the indicated fixed-rate coupon period.

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or a minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(12)

The stated interest rate represents the weighted average interest rate at April 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(13)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2021, the total value of unfunded loan commitments is $1,893,686. See Note 1F for description.

(14)	This Senior Loan will settle after April 30, 2021, at which time the interest rate will be determined.

(15)	Fixed-rate loan.

(16)	Principal amount is less than $500.

(17)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(18)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2021.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	20,605,227	EUR	17,522,080	Standard Chartered Bank	5/4/21	$—	$(460,688)

USD	472,598	EUR	398,000	State Street Bank and Trust Company	5/4/21	—	(5,897)

USD	21,104,624	EUR	17,522,080	Standard Chartered Bank	6/2/21	26,751	—

USD	21,797,052	EUR	18,487,118	Goldman Sachs International	6/30/21	—	(455,041)

USD	388,110	EUR	322,156	HSBC Bank USA, N.A.	6/30/21	345	—

USD	918,989	EUR	773,063	HSBC Bank USA, N.A.	6/30/21	—	(11,511)

USD	1,895,755	EUR	1,573,652	State Street Bank and Trust Company	6/30/21	1,622	—

USD	21,739,091	EUR	17,899,519	HSBC Bank USA, N.A.	7/30/21	180,813	—

USD	1,621,395	GBP	1,162,756	State Street Bank and Trust Company	7/30/21	15,197	—

						$224,728	$(933,137)

24	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Abbreviations:

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

25	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2021

Unaffiliated investments, at value (identified cost, $827,982,118)	$827,247,061

Affiliated investment, at value (identified cost, $15,455,968)	15,455,968

Cash	1,762,378

Deposits for derivatives collateral — forward foreign currency exchange contracts	1,220,000

Foreign currency, at value (identified cost, $52,925)	52,857

Interest and dividends receivable	2,498,876

Dividends receivable from affiliated investment	893

Receivable for investments sold	9,079,193

Receivable for open forward foreign currency exchange contracts	224,728

Prepaid upfront fees on notes payable	31,524

Prepaid expenses	54,718

Total assets	$857,628,196

Liabilities

Notes payable	$230,000,000

Cash collateral due to broker	10,000

Payable for investments purchased	22,457,599

Payable for open forward foreign currency exchange contracts	933,137

Payable to affiliates:

Investment adviser fee	516,271

Trustees’ fees	3,477

Accrued expenses	434,723

Total liabilities	$254,355,207

Auction preferred shares (3,032 shares outstanding) at liquidation value plus cumulative unpaid dividends	$75,803,119

Net assets applicable to common shares	$527,469,870

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 36,848,313 shares issued and outstanding	$368,483

Additional paid-in capital	565,666,809

Accumulated loss	(38,565,422)

Net assets applicable to common shares	$527,469,870

Net Asset Value Per Common Share

($527,469,870 ÷ 36,848,313 common shares issued and outstanding)	$14.31

26	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2021

Interest and other income	$18,504,483

Dividends (net of foreign taxes, $17,761)	648,669

Dividends from affiliated investment	5,568

Total investment income	$19,158,720

Expenses

Investment adviser fee	$3,104,657

Trustees’ fees and expenses	20,951

Custodian fee	109,676

Transfer and dividend disbursing agent fees	13,200

Legal and accounting services	173,323

Printing and postage	32,820

Interest expense and fees	1,390,581

Preferred shares service fee	37,424

Miscellaneous	76,942

Total expenses	$4,959,574

Net investment income	$14,199,146

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(6,745,513)

Foreign currency transactions	64,626

Forward foreign currency exchange contracts	(240,758)

Net realized loss	$(6,921,645)

Change in unrealized appreciation (depreciation) —

Investments	$38,614,971

Foreign currency	(20,278)

Forward foreign currency exchange contracts	(1,316,109)

Net change in unrealized appreciation (depreciation)	$37,278,584

Net realized and unrealized gain	$30,356,939

Distributions to preferred shareholders	$(56,461)

Net increase in net assets from operations	$44,499,624

27	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

From operations —

Net investment income	$14,199,146	$30,059,484

Net realized loss	(6,921,645)	(27,131,344)

Net change in unrealized appreciation (depreciation)	37,278,584	(5,203,772)

Distributions to preferred shareholders	(56,461)	(1,038,031)

Net increase (decrease) in net assets from operations	$44,499,624	$(3,313,663)

Distributions to common shareholders	$(14,370,842)	$(34,058,896)

Net increase (decrease) in net assets	$30,128,782	$(37,372,559)

Net Assets Applicable to Common Shares

At beginning of period	$497,341,088	$534,713,647

At end of period	$527,469,870	$497,341,088

28	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2021

Net increase in net assets from operations	$44,499,624

Distributions to preferred shareholders	56,461

Net increase in net assets from operations excluding distributions to preferred shareholders	$44,556,085

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Investments purchased	(186,381,530)

Investments sold and principal repayments	180,929,547

Increase in short-term investments, net	(3,169,532)

Net amortization/accretion of premium (discount)	(1,033,199)

Amortization of prepaid upfront fees on notes payable	68,453

Increase in interest and dividends receivable	(48,285)

Decrease in dividends receivable from affiliated investment	422

Decrease in receivable for open forward foreign currency exchange contracts	382,972

Decrease in tax reclaims receivable	761

Increase in prepaid expenses	(19,797)

Increase in cash collateral due to brokers	10,000

Increase in payable for open forward foreign currency exchange contracts	933,137

Increase in payable to affiliate for investment adviser fee	9,109

Increase in payable to affiliate for Trustees’ fees	90

Decrease in accrued expenses	(17,596)

Increase in unfunded loan commitments	540,122

Net change in unrealized (appreciation) depreciation from investments	(38,614,971)

Net realized loss from investments	6,745,513

Net cash provided by operating activities	$4,891,301

Cash Flows From Financing Activities

Cash distributions paid to common shareholders	$(14,370,842)

Cash distributions paid to preferred shareholders	(55,460)

Proceeds from notes payable	45,000,000

Repayments of notes payable	(38,000,000)

Payment of prepaid upfront fees on notes payable	(47,813)

Net cash used in financing activities	$(7,474,115)

Net decrease in cash and restricted cash*	$(2,582,814)

Cash at beginning of period(1)	$5,618,049

Cash at end of period(1)	$3,035,235

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$1,364,470

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(95).

(1)	Balance includes foreign currency, at value.

29	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2021

Cash	$1,762,378

Deposits for derivatives collateral —

Forward foreign currency exchange contracts	1,220,000

Foreign currency	52,857

Total cash and restricted cash as shown on the Statement of Cash Flows	$3,035,235

30	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018		2017	2016

Net asset value — Beginning of period (Common shares)	$13.500		$14.510	$15.370	$15.210		$14.860	$14.350

Income (Loss) From Operations

Net investment income(1)	$0.385		$0.816	$0.987	$0.885		$0.898	$0.963

Net realized and unrealized gain (loss)	0.817		(0.874)	(0.796)	0.153		0.359	0.459

Distributions to preferred shareholders —

From net investment income(1)	(0.002)		(0.028)	(0.072)	(0.066)		(0.034)	(0.019)

Discount on redemption and repurchase of auction preferred shares(1)	—		—	—	0.044		—	0.048

Total income (loss) from operations	$1.200		$(0.086)	$0.119	$1.016		$1.223	$1.451

Less Distributions to Common Shareholders

From net investment income	$(0.390)		$(0.924)	$(0.979)	$(0.856)		$(0.873)	$(0.941)

Total distributions to common shareholders	$(0.390)		$(0.924)	$(0.979)	$(0.856)		$(0.873)	$(0.941)

Net asset value — End of period (Common shares)	$14.310		$13.500	$14.510	$15.370		$15.210	$14.860

Market value — End of period (Common shares)	$13.960		$11.900	$12.910	$13.430		$14.550	$14.150

Total Investment Return on Net Asset Value(2)	9.11	%(5)	0.42%	1.69%	7.25	%(3)	8.54%	11.31	%(4)

Total Investment Return on Market Value(2)	20.75	%(5)	(0.52)%	3.55%	(2.04)%		9.04%	17.27%

31	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2020	2019	2018	2017	2016

Net assets applicable to common shares, end of period (000’s omitted)	$527,470		$497,341	$534,714	$566,490	$560,431	$547,620

Ratios (as a percentage of average daily net assets applicable to common shares):(6)†

Expenses excluding interest and fees	1.37	%(7)	1.32%	1.28%	1.31%	1.34%	1.38%

Interest and fee expense(8)	0.54	%(7)	0.78%	1.40%	1.06%	0.75%	0.49%

Total expenses	1.91	%(7)	2.10%	2.68%	2.37%	2.09%	1.87%

Net investment income	5.47	%(7)	6.03%	6.64%	5.78%	5.93%	6.84%

Portfolio Turnover	22	%(5)	30%	28%	32%	42%	35%

Senior Securities:

Total notes payable outstanding (in 000’s)	$230,000		$223,000	$218,000	$222,000	$199,000	$198,000

Asset coverage per $1,000 of notes payable(9)	$3,623		$3,570	$3,801	$3,893	$4,298	$4,250

Total preferred shares outstanding	3,032		3,032	3,032	3,032	3,836	3,836

Asset coverage per preferred share(10)	$68,122		$66,612	$70,501	$72,558	$72,511	$71,584

Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 92% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 6.94%.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 10.95%.

(5)	Not annualized.

(6)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)	Annualized.

(8)	Interest and fee expense relates to the notes payable incurred to partially redeem the Trust’s APS (see Note 9).

(9)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(10)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 272%, 266%, 282%, 290%, 290% and 286% at April 30, 2021 and October 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(11)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31,
		2020	2019	2018	2017	2016

Expenses excluding interest and fees	0.86%	0.84%	0.82%	0.85%	0.87%	0.88%

Interest and fee expense	0.34%	0.50%	0.91%	0.69%	0.49%	0.31%

Total expenses	1.20%	1.34%	1.73%	1.54%	1.36%	1.19%

Net investment income	3.43%	3.86%	4.29%	3.76%	3.85%	4.34%

32	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Senior Floating-Rate Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s primary investment objective is to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary objective.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based

33

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2021, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2021, the Trust had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

34

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

2  Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on January 26, 2004 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset weekly for Series A and Series B, and approximately monthly for Series C and Series D by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding at April 30, 2021 are as follows:

APS Issued and Outstanding

Series A	739

Series B	763

Series C	738

Series D	792

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

There were no transactions in APS during the six months ended April 30, 2021 and the year ended October 31, 2020.

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at April 30, 2021, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at April 30, 2021	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	0.11%	$13,893	0.15%	0.11–0.26

Series B	0.11	14,344	0.15	0.11–0.26

Series C	0.11	12,701	0.14	0.11–0.15

Series D	0.14	15,523	0.16	0.12–0.26

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of April 30, 2021.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

35

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

At October 31, 2020, the Trust, for federal income tax purposes, had deferred capital losses of $28,788,418 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2020, $23,151,729 are long-term and $5,636,689 are short-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at April 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$845,833,509

Gross unrealized appreciation	$10,878,516

Gross unrealized depreciation	(14,717,405)

Net unrealized depreciation	$(3,838,889)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Trust. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the closing of the Transaction, the Trust entered into an interim investment advisory agreement (the “Interim Agreement”) with EVM, which took effect on March 1, 2021. The Interim Agreement allows EVM to continue to manage the Trust for up to an additional 150 days following the Transaction to provide more time for further proxy solicitation in connection with shareholder approval of a new investment advisory agreement (the “New Agreement”). Pursuant to the Interim Agreement (and the Trust’s investment advisory agreement with EVM in effect prior to March 1, 2021), the fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended April 30, 2021, the Trust’s investment adviser fee amounted to $3,104,657. The Trust may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Trust, but receives no compensation.

The New Agreement was approved by Trust shareholders on May 12, 2021 (see Note 13).

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $181,470,407 and $188,659,701, respectively, for the six months ended April 30, 2021.

6  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended April 30, 2021 and the year ended October 31, 2020.

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 4,084,905 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended April 30, 2021 and the year ended October 31, 2020, there were no shares sold by the Trust pursuant to its shelf offering.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended April 30, 2021 and the year ended October 31, 2020.

36

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

7  Restricted Securities

At April 30, 2021, the Trust owned the following securities (representing 0.00% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks

Nine Point Energy Holdings, Inc.	7/15/14	758	$34,721	$0

Convertible Preferred Stocks

Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	14	14,000	0

Total Restricted Securities			$48,721	$0

8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2021 is included in the Portfolio of Investments. At April 30, 2021, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At April 30, 2021, the fair value of derivatives with credit-related contingent features in a net liability position was $933,137. The aggregate fair value of assets pledged as collateral by the Trust for such liability was $1,210,000 at April 30, 2021.

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at April 30, 2021.

37

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2021 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$224,728	$(933,137)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets and pledged by the Trust for such liabilities as of April 30, 2021.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

HSBC Bank USA, N.A.	$181,158	$(11,511)	$(138,208)	$—	$31,439

Standard Chartered Bank	26,751	(26,751)	—	—	—

State Street Bank and Trust Company	16,819	(5,897)	—	—	10,922

	$224,728	$(44,159)	$(138,208)	$—	$42,361

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(455,041)	$—	$—	$455,041	$—

HSBC Bank USA, N.A.	(11,511)	11,511	—	—	—

Standard Chartered Bank	(460,688)	26,751	—	433,937	—

State Street Bank and Trust Company	(5,897)	5,897	—	—	—

	$(933,137)	$44,159	$—	$888,978	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2021 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(240,758)	$(1,316,109)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

38

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2021, which is indicative of the volume of this derivative type, was approximately $83,242,000.

9  Credit Agreement

The Trust has entered into a Credit Agreement, as amended (the Agreement) with a bank to borrow up to a limit of $255 million pursuant to a revolving line of credit. Borrowings under the Agreement are secured by the assets of the Trust. Interest is generally charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, in effect through July 29, 2021, the Trust pays a facility fee of 0.15% on the borrowing limit. In connection with the extensions of the Agreement on March 16, 2021 and April 15, 2021, the Trust also paid upfront fees of $10,625 and $37,188, respectively, which were/are being amortized to interest expense through April 14, 2021 and July 29, 2021, respectively. The unamortized balance at April 30, 2021 is approximately $32,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2021, the Trust had borrowings outstanding under the Agreement of $230,000,000 at an annual interest rate of 0.97%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at April 30, 2021 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 11) at April 30, 2021. For the six months ended April 30, 2021, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $235,375,691 and 0.97%, respectively.

On May 18, 2021, the termination date of the Agreement was extended to March 15, 2022 upon approval by the Trust’s shareholders of a new investment advisory agreement (see Note 13). In connection with the extension of the termination date, the Trust paid an upfront fee of $79,687.

10 Investments in Affiliated Funds

At April 30, 2021, the value of the Trust’s investment in affiliated funds was $15,455,968, which represents 2.9% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the six months ended April 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$12,286,436	$150,818,212	$(147,648,680)	$—	$—	$15,455,968	$5,568	15,455,968

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

39

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

At April 30, 2021, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Asset-Backed Securities	$—	$34,358,956	$—	$34,358,956

Closed-End Funds	9,016,531	—	—	9,016,531

Common Stocks	1,286,153	2,464,235	1,733,666	5,484,054

Convertible Preferred Stocks	—	—	0	0

Corporate Bonds	—	39,881,360	—	39,881,360

Preferred Stocks	—	—	0	0

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	736,979,431	1,414,819	738,394,250

Warrants	—	106,753	0	106,753

Miscellaneous	—	5,157	0	5,157

Short-Term Investments	—	15,455,968	—	15,455,968

Total Investments	$10,302,684	$829,251,860	$3,148,485	$842,703,029

Forward Foreign Currency Exchange Contracts	$—	$224,728	$—	$224,728

Total	$10,302,684	$829,476,588	$3,148,485	$842,927,757

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(933,137)	$—	$(933,137)

Total	$—	$(933,137)	$—	$(933,137)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2021 is not presented.

12  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Trust may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

LIBOR Transition Risk

Certain instruments held by the Trust may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing certain LIBOR settings on December 31, 2021, and the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR is expected to be defined in advance of the anticipated discontinuation,

40

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate or rates. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Trust’s performance, or the performance of the securities in which the Trust invests.

13  Subsequent Event

At a special meeting of shareholders held on May 12, 2021, Trust shareholders approved the New Agreement with EVM, having substantially the same terms and conditions as the investment advisory agreement in effect prior to March 1, 2021. As announced on March 16, 2021 and further updated on May 12, 2021, conditioned on shareholder approval of the New Agreement, the Trust’s Board of Trustees authorized 1) an initial conditional cash tender offer (the “Initial Tender Offer”) by the Trust for up to 50% of its outstanding common shares at a price per share equal to 99% of the Trust’s net asset value (“NAV”) per share as of the close of regular trading on the New York Stock Exchange on the date the tender offer expires and 2) a conditional increase in the Trust’s regular monthly distribution on common shares of approximately 25% from the Trust’s March 2021 distribution. As of May 12, 2021, the condition was met. It is anticipated that the Trust will commence its Initial Tender Offer by July 1, 2021. The Trust increased its regular monthly distribution on common shares beginning in June 2021.

In addition to the Initial Tender Offer, the Trust announced on May 12, 2021 that it will conduct cash tender offers in the fourth quarter of each of 2022, 2023 and 2024 (each, a “Conditional Tender Offer”) for up to 10% of the Trust’s then-outstanding common shares if, from January to August of the relevant year, the Trust’s shares trade at an average daily discount to NAV of more than 10%, based upon the Trust’s volume-weighted average market price and NAV on each business day during the period. If triggered, common shares tendered and accepted in a Conditional Tender Offer would be repurchased at a price per share equal to 98% of the Trust’s NAV as of the close of regular trading on the New York Stock Exchange on the date such Conditional Tender Offer expires.

41

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

The Trust held a Joint Special Meeting of Shareholders (the “Special Meeting”) with certain other Eaton Vance closed-end funds on January 7, 2021. In order to solicit additional votes to achieve a required quorum, the Special Meeting was adjourned several times, with the vote being taken on May 12, 2021 for the following purpose: approval of a new investment advisory agreement with EVM (“Proposal 1”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	16,697,834	3,754,025	597,298	0

(1)	Fractional shares were voted proportionately.

(2)

All shares that were voted and votes to abstain were counted towards establishing a quorum, as were broker non-votes. (Broker non-votes are shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.) Abstentions and broker non-votes had the effect of a negative vote on Proposal 1. Broker non-votes were not expected with respect to Proposal 1 because brokers are required to receive instructions from the beneficial owners or persons entitled to vote in order to submit proxies.

42

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance Senior Floating-Rate Trust.

At a meeting held on November 10, 2020 (the “November Meeting”), the Board of Trustees (each, a “Board” and, collectively, the “Board”) of each closed-end Fund (each, a “Fund” and, collectively, the “Funds”(1)) managed by Eaton Vance Management (“Eaton Vance”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds or Eaton Vance, voted to approve a new investment advisory agreement between each Fund and Eaton Vance, each of which is intended to go into effect upon the completion of the Transaction (as defined below) (each, a “New Agreement” and, collectively, the “New Agreements”). The Board’s evaluative process is more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by Eaton Vance and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendations. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including, but not limited to, information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from Eaton Vance and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by Eaton Vance and Morgan Stanley and their respective affiliates during meetings on November 5, 2020 and November 10, 2020.

The Contract Review Committee again met with senior representatives of Eaton Vance and Morgan Stanley at its meeting on November 10, 2020, to further discuss the approval of the New Agreements. The representatives from Eaton Vance and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered Eaton Vance’s and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impact, of the Transaction that relate to the Funds, including the expected impact on the businesses conducted by Eaton Vance with respect to the Funds and, with respect to those Funds (including Eaton Vance Senior Floating-Rate Trust) that have shares registered under the Securities Act of 1933, as amended, pursuant to shelf registration statements, Eaton Vance Distributors, Inc. as the distributor of those shares;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•

A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction, including with respect to the solicitation of shareholder approval of the New Agreements;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to the potential impact of the Transaction on personnel and/or other resources of Eaton Vance and its affiliates, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at Eaton Vance and its affiliates;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

(1)	References to the Funds do not include Eaton Vance Floating-Rate Income Plus Fund.

43

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Board of Trustees’ Contract Approval — continued

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of Eaton Vance and its affiliates as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements

•	A representation that, after the Closing, all of the Funds will continue to be advised by Eaton Vance, and will continue under the “Eaton Vance” brand;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and Eaton Vance (collectively, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by Eaton Vance to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by Eaton Vance in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by Eaton Vance to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•	Profitability analyses of Eaton Vance with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Closing, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information regarding any contemplated changes to the policies and practices of Eaton Vance with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ post-Closing affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about Eaton Vance

•

Information about the financial results and condition of Eaton Vance since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Confirmation that there are no immediately contemplated post-Closing changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable post-Closing;

44

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of Eaton Vance and its affiliates, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by Eaton Vance and its affiliates, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of Eaton Vance and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by Eaton Vance and/or administrator to each of the Funds;

•

Information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters;

•	Confirmation that Eaton Vance intends to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that Eaton Vance and Morgan Stanley will continue to keep the Board apprised of developments as the Transaction progresses and prior to and, as applicable, following the Closing;

•	Confirmation that the current senior management team at Eaton Vance has indicated its strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of Eaton Vance regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received reports and participated in presentations provided by Eaton Vance and its affiliates with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by Eaton Vance under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by Eaton Vance under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of Eaton Vance, and that Morgan Stanley and Eaton Vance have advised the Board that, following the Closing, there is not expected to be any diminution in the nature, extent and quality of services provided by Eaton Vance to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and Eaton Vance and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Closing, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and Eaton Vance’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for Eaton Vance and existing Morgan Stanley affiliates and their respective personnel.

The Board considered Eaton Vance’s management capabilities, investment processes and investment performance in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of Eaton Vance’s investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and

45

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Board of Trustees’ Contract Approval — continued

other services, the compensation methods of Eaton Vance and other factors, including the reputation and resources of Eaton Vance to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and Eaton Vance regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from Eaton Vance and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which Eaton Vance or its affiliates may be subject in managing the Funds and in connection with the Transaction. The Board considered the deep experience of Eaton Vance and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Funds. In this regard, the Board considered, among other things, Eaton Vance’s and its affiliates’ experience with implementing leverage arrangements, monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.

The Board considered the compliance programs of Eaton Vance and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of Eaton Vance and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of Eaton Vance, the Board noted information regarding the impact of the Transaction, as well as Eaton Vance’s and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for Eaton Vance and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by Eaton Vance and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanations from Eaton Vance concerning the Fund’s relative performance versus the peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, Eaton Vance and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by Eaton Vance and its affiliates and that the Transaction was not expected to have an adverse effect on the ability of Eaton Vance and its affiliates to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by Eaton Vance, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses.

The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by Eaton Vance in response to inquiries from the Contract Review Committee. The Board considered that the New Agreement does not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by Eaton Vance to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services Eaton Vance provides to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to Eaton Vance as between each Fund and other types of accounts.

46

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by Eaton Vance, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by Eaton Vance and relevant affiliates thereof in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by Eaton Vance and its affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by Eaton Vance and its affiliates were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and Eaton Vance are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from Eaton Vance and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by Eaton Vance and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to Eaton Vance and its affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by Eaton Vance and its affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by Eaton Vance and its affiliates in connection with services provided pursuant to the Current Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of Eaton Vance and its affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which Eaton Vance and its affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of Eaton Vance and its affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and Eaton Vance are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by Eaton Vance, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by Eaton Vance. The Board also considered the fact that the Funds are not continuously offered in the same manner as an open-end fund and that, notwithstanding that certain Funds (including Eaton Vance Senior Floating-Rate Trust) are authorized to issue additional common shares through a shelf offering, the Funds’ assets may not increase materially in the foreseeable future.

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

47

Eaton Vance

Senior Floating-Rate Trust

April 30, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

48

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

49

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

50

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7735    4.30.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not required in this filing.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the Registrant’s most recent fiscal year end.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 24, 2021